Sale of Wholly-Owned Subsidiary (Details Narrative) - USD ($)									1 Months Ended	12 Months Ended
	Mar. 24, 2026	Mar. 19, 2026	Jan. 01, 2026	Dec. 16, 2025	Dec. 08, 2025	Dec. 05, 2025	Oct. 09, 2024	Sep. 07, 2023	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Aug. 12, 2025	Apr. 20, 2024	Mar. 20, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:AccruedLitigationLiability-0]										$ 9,594,000		$ 9,642,000
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)					$ 7,000,000.0
Share Price													$ 3,480	$ 9,359,532	$ 10,394,480
Stock Issued During Period, Value, New Issues											1,568,000
Warrants issued, value											$ 113,000
Issuance of shares and warrants										(7,000,000.0)
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues			113,740
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues							1	2			4
Stock Issued During Period, Value, New Issues							$ 80,000		$ 100,000
Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:PlaintiffForCashAdvisoryFees]				$ 2,000,000.0
Loss Contingency, Damages Sought, Value				5,000,000.0
[custom:LegalCostReimbursement]				2,600,000
[custom:LegalCostReimbursementTotal]				$ 9,600,000
[custom:AccruedLitigationLiability-0]										$ 9,600,000
Sale and Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues					899
Share Price						$ 447.50
Stock Issued During Period, Value, New Issues						$ 400,000
Sale and Purchase Agreement [Member] | Pre-funded Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					14,743					14,743
Warrants issued, value						$ 6,600,000
Sale and Purchase Agreement [Member] | Pre-funded Warrants [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, sahres	14,743	439,915
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	14,740	439,821